Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of revenues

	Year Ended December 31,
	2021	2022	2023
Vehicle sales	33,169,740	45,506,581	49,257,270
Parts, accessories and after-sales vehicle services	806,079	1,228,385	2,337,490
Provision of power solution	811,809	1,016,094	1,666,346
Others	1,348,795	1,517,501	2,356,827
Total	36,136,423	49,268,561	55,617,933